Description of the Plan (Details) - EBP 026				12 Months Ended
	Dec. 31, 2025 USD ($)	Nov. 03, 2025 employee	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) loan country location	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Number of operating locations | location				265
Number of countries conducting operations | country				37
Transfer of assets out of Plan from business disposition				$ 47,385,000	$ 0
Requisite service period				30 days
Participant contribution, automatic annual increase to deferral rate				1.00%
Employer matching contribution percentage				100.00%
Participant contribution matched, percentage				6.00%
Required balance for monthly, quarterly or annual installment (not less than)				$ 1,000
Mandatory distribution by lump-sum (or less)				7,000
Required balance for deferred distribution (greater than)				$ 7,000
Maximum borrowing, to total account, percentage	50.00%			50.00%
Maximum borrowing, amount	$ 50,000			$ 50,000
Basis spread on variable rate				1.00%
Participant loan, interest rate	7.75%		8.50%
Note receivable from participant, personal, maximum term				5 years
Note receivable from participant, residential, maximum term				20 years
Note receivable from participant, maximum number of loans outstanding | loan				2
Forfeited nonvested account, decrease from employer contribution				$ 262,000	167,000
Forfeited nonvested account	$ 731,000		$ 337,000	$ 731,000	$ 337,000
ThermoSafe
EBP, Description of Plan [Line Items]
Number of employees | employee		700
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, automatic deferral rate				6.00%
Participant loan, interest rate				4.25%	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, automatic deferral rate				10.00%
Participant loan, interest rate				9.50%	9.50%